Basis of Preparation of Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Changes In Accounting Estimates [Line Items]
Profit (loss)	$ 93,800	$ 203,568
Net cash flows from (used in) operating activities	(52,039)	$ (84,440)
Net liabilities	$ 213,947